Equity - Reserves - Schedule of Movements in Class of Reserve (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of reserves within equity [line items]
Beginning balance	$ (2,235,356)
Foreign currency translation	215,220
Re-measurement of defined benefits plans	(5,747)
Ending balance	(2,025,883)
Re-measurement Reserve [Member]
Disclosure of reserves within equity [line items]
Beginning balance	(72,826)
Foreign currency translation
Re-measurement of defined benefits plans	(5,747)
Ending balance	(78,573)
Foreign currency reserve [Member]
Disclosure of reserves within equity [line items]
Beginning balance	(2,162,530)
Foreign currency translation	215,220
Re-measurement of defined benefits plans
Ending balance	$ (1,947,310)